Loans and borrowings - Summary of Maturities of Loans and borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	$ 1,425,633	$ 1,163,900
2022 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	196,602
2023 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	121,829
2024 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	186,329
2025 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	426,577
2026 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	79,810
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	$ 414,486